Borrowings - Bonds (Details) € in Millions, £ in Millions, $ in Millions	Mar. 24, 2023 USD ($)	Mar. 23, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 GBP (£)
Disclosure of detailed information about borrowings [line items]
Carrying value				£ 9,234		£ 9,861
$300m SOFR + 0.89% callable medium term note due 2024
Disclosure of detailed information about borrowings [line items]
Notional amount | $			$ 300
Carrying value						249
Redemption of borrowings | $	$ 300	$ 300
$300m SOFR + 0.89% callable medium term note due 2024 | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			0.89%	0.89%	0.89%
$700m 3.024% callable medium term note due 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.024%	3.024%	3.024%
Notional amount | $			$ 700
Carrying value				£ 548		581
$1,750m 3.125% medium term note due 2025
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.125%	3.125%	3.125%
Notional amount | $			$ 1,750
Carrying value				£ 1,336		1,385
€850m 1.250% medium term note due 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			1.25%	1.25%	1.25%
Notional amount | €					€ 850
Carrying value				£ 707		694
$2,000m 3.375% medium term note due 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.375%	3.375%	3.375%
Notional amount | $			$ 2,000
Carrying value				£ 1,561		1,653
£300m 2.875% medium term note due 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			2.875%	2.875%	2.875%
Notional amount				£ 300
Carrying value				£ 299		299
$1,000m 3.375% medium term note due 2029
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.375%	3.375%	3.375%
Notional amount | $			$ 1,000
Carrying value				£ 775		822
€750m 1.750% medium term note due 2030
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			1.75%	1.75%	1.75%
Notional amount | €					€ 750
Carrying value				£ 650		663
$2,000m 3.625% medium term note due 2032
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.625%	3.625%	3.625%
Notional amount | $			$ 2,000
Carrying value				£ 1,551		1,652
€750m 2.125% medium term note due 2034
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			2.125%	2.125%	2.125%
Notional amount | €					€ 750
Carrying value				£ 646		659
£400m 3.375% medium term note due 2038
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.375%	3.375%	3.375%
Notional amount				£ 400
Carrying value				£ 398		398
$1,000m 4.000% medium term note due 2052
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			4.00%	4.00%	4.00%
Notional amount | $			$ 1,000
Carrying value				£ 763		£ 806